Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 15 – Subsequent Events

The Company has evaluated subsequent events through the date these consolidated financial statements were issued and determined that there were no subsequent events that required recognition or disclosures in the consolidated financial statements.